31-Mar-2014
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
55,991,435.04
0.000000
10,280,853.00
0.898475
66,272,288.04
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
Dates
Collection Period No.
25
Collection Period (from... to)
1-Mar-2014
31-Mar-2014
Determination Date
11-Apr-2014
Record Date
14-Apr-2014
Payment Date
15-Apr-2014
Interest Period of the Class A-1 Notes (from... to)
17-Mar-2014
15-Apr-2014                     Actual/360 Days
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Mar-2014
15-Apr-2014
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
489,000,000.00
55,991,435.04
0.00
114.501912
Class A-4 Notes
101,264,000.00
101,264,000.00
90,983,147.00
101.525251
Total Note Balance
1,430,264,000.00
157,255,435.04
90,983,147.00
Overcollateralization
267,379,474.41
305,575,825.39
305,575,825.39
Total Securitization Value
1,697,643,474.41
462,831,260.43
396,558,972.39
present value of lease payments
697,529,576.24
64,147,741.12
53,979,005.86
present value of Base Residual Value
1,000,113,898.17
398,683,519.31
342,579,966.53
Amount
Percentage
Payment
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
Current Overcollateralization Amount
305,575,825.39
18.00%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.343780%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.660000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
0.880000%
41,060.39
0.083968
56,032,495.43
114.585880
Class A-4 Notes
1.070000%
90,293.73
0.891667
10,371,146.73
102.416917
Total
131,354.12
$66,403,642.16
Interest & Principal
Interest & Principal
per $1000 Face Amount
Available Funds
Distributions
Lease Payments Received
11,152,868.47
(1) Total Servicing Fee
385,692.72
Nonrecoverable Advances to the Servicer
0.00
Net Sales Proceeds-scheduled terminations
32,534,523.33
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
   Excess wear and tear included in Net Sales Proceeds
37,524.01
(3) Interest Distributable Amount Class A Notes
131,354.12
   Excess mileage included in Net Sales Proceeds
526,152.45
(4) Priority Principal Distribution Amount
0.00
Subtotal
75,941,752.03
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
66,272,288.04
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
0.00
Investment Earnings
967.92
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Total Available Collections
75,942,719.95
(9) Excess Collections to Certificateholders
9,153,385.07
Reserve Account Draw Amount
0.00
Total Distribution
75,942,719.95
Total Available Funds
75,942,719.95
Distribution Detail
Amount Due
Amount Paid
Shortfall
Total Servicing Fee
385,692.72
385,692.72
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
131,354.12
131,354.12
0.00
   thereof on Class A-1 Notes
0.00
0.00
0.00
   thereof on Class A-2 Notes
0.00
0.00
0.00
   thereof on Class A-3 Notes
41,060.39
41,060.39
0.00
   thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
   thereof on Class A-1 Notes
0.00
0.00
0.00
   thereof on Class A-2 Notes
0.00
0.00
0.00
   thereof on Class A-3 Notes
0.00
0.00
0.00
   thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
131,354.12
131,354.12
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
66,272,288.04
66,272,288.04
0.00
Principal Distribution Amount
66,272,288.04
66,272,288.04
0.00
Net Sales Proceeds-early terminations (including Defaulted Leases)
32,254,360.23
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
   plus top up Reserve Fund up to the Required Amount
0.00
   plus Net Investment Earnings for the Collection Period
115.52
   minus Net Investment Earnings
115.52
   minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
115.52
Net Investment Earnings on the Exchange Note
   Collection Account
852.40
Investment Earnings for the Collection Period
967.92
Notice to Investors
Mercedes-Benz Financial Services LLC, as Servicer, has elected to excercise its option under Section 5.01 of the 2012-A Servicing Supplement to purchase the 2012-A Exchange Note on April
15, 2014 (the "Redemption Date") and has deposited $90,983,147.00 into the 2012-A Exchange Note Collection Account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to
Section 10.01 of the Indenture, the Notes will be redeemed on the Redemption Date.
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
462,831,260.43
16,458
Principal portion of lease payments
8,284,677.68
Terminations- Early
28,205,970.63
Terminations- Scheduled
27,455,882.04
Repurchase Payment (excluding interest)
0.00
Gross Losses
2,325,757.69
Securitization Value end of Collection Period
396,558,972.39
14,233
Pool Factor
23.36%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.60%
Weighted Average Remaining Term (months)
25.04
7.24
Weighted Average Seasoning (months)
12.37
32.95
Aggregate Base Residual Value
1,139,551,610.25
354,807,376.00
Cumulative Turn-in Ratio
84.17%
Proportion of base prepayment assumption realized life to date
68.95%
Actual lifetime prepayment speed
0.68%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
394,472,772.60
14,164
99.47%
31-60 Days Delinquent
1,363,102.30
45
0.34%
61-90 Days Delinquent
642,064.64
21
0.16%
91-120 Days Delinquent
81,032.85
3
0.02%
Total
396,558,972.39
14,233
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
(2,169,982.84)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.128%)
Securitization Value of Defaulted Leases BOP
583,898.11
Less Liquidation Proceeds
257,386.64
Less Recoveries
415,036.17
Cumulative Residual Loss / (Gain)
(141,069,425.74)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(8.310%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
57,403,712.25
Less sales proceeds and other payments received during
   Collection Period
64,511,644.76
Current Residual Loss / (Gain)
(7,107,932.51)
Current Net Credit Loss / (Gain)
(88,524.70)
Cumulative Net Credit Loss / (Gain)